Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member] BHP Group Limited [member]	Share capital [member] BHP Group Plc [member]	Treasury shares [member] BHP Group Limited [member]	Treasury shares [member] BHP Group Plc [member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [member]
Impact of adoption | Impact of adopting IFRS 9 [member]	$ (7)						$ (7)	$ (7)
Balance (Restated balance [member]) at Jun. 30, 2018	60,663	$ 1,186	$ 1,057	$ (5)		$ 2,290	51,057	55,585	$ 5,078
Balance at Jun. 30, 2018	60,670	1,186	1,057	(5)		2,290	51,064	55,592	5,078
Total comprehensive income	4,102					(58)	3,771	3,713	389
Transactions with owners:
Purchase of shares by ESOP Trusts	(82)			(79)	$ (3)			(82)
Employee share awards exercised net of employee contributions				68	3	(48)	(23)
Employee share awards forfeited						(12)	12
Accrued employee entitlement for unexercised awards	61					61		61
Dividends	(3,986)						(3,356)	(3,356)	(630)
BHP Group Limited shares bought back and cancelled	(5,274)	(75)					(5,199)	(5,274)
Divestment of subsidiaries, operations and joint operations	(168)								(168)
Balance at Dec. 31, 2018	55,316	1,111	1,057	(16)		2,233	46,262	50,647	4,669
Balance (Restated balance [member]) at Jun. 30, 2018	60,663	1,186	1,057	(5)		2,290	51,057	55,585	5,078
Balance at Jun. 30, 2018	60,670	1,186	1,057	(5)		2,290	51,064	55,592	5,078
Total comprehensive income	9,160
Balance at Jun. 30, 2019	51,824	1,111	1,057	(32)		2,285	42,819	47,240	4,584
Total comprehensive income	5,185					(8)	4,871	4,863	322
Transactions with owners:
Purchase of shares by ESOP Trusts	(103)			(101)	(2)			(103)
Employee share awards exercised net of employee contributions				119	$ 2	(79)	(42)
Employee share awards forfeited						(5)	5
Accrued employee entitlement for unexercised awards	68					68		68
Dividends	(4,556)					0	(3,946)	(3,946)	(610)
Balance at Dec. 31, 2019	$ 52,418	$ 1,111	$ 1,057	$ (14)		$ 2,261	$ 43,707	$ 48,122	$ 4,296